STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)			3 Months Ended		7 Months Ended	12 Months Ended
	Feb. 16, 2016	May 18, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	May 12, 2016	Aug. 31, 2015	Dec. 31, 2013
Common stock, authorized			100,000,000		100,000,000	100,000,000
Common stock par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, issued			54,954,000		49,809,000	49,809,000
Common stock, outstanding			54,954,000		49,809,000	49,809,000
Share based expenses			$ 108,000
Preferred stock, authorized			25,000,000
Preferred stock par value (in dollars per share)			$ 0.0001
Preferred stock, issued			0
Preferred stock, outstanding			0
Number of common stock exercisable			6,219,200
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event [Member] | Reverse Merger Transaction [Member]
Number of options exercisable								6,219,200
Restricted Stock [Member]
Share based expenses			$ 108,000	$ 0
Warrant [Member]
Number of exercisable shares					4,784,000	4,784,000
Warrants exercise price (in dollars per share)					$ 0.625	$ 0.625
Intrinsic value of warrant outstanding					$ 0	$ 0
Number of common stock exercisable			6,219,200		6,219,200	6,219,200
Warrant [Member] | Subsequent Event [Member]
Number of common stock exercisable								6,219,200
Consulting Agreements [Member] | Subsequent Event [Member]
Common stock par value (in dollars per share)	$ 1.25
Common stock, par value	$ 1.25
Employment Agreement [Member] | Mr. Gaston Pereira [Member] | Restricted Stock [Member]
Number of common shares post merger			2,880,000
Number of common shares pre merger			1,440,000
Description of vesting			These shares are restricted and vest October 29, 2016.
Employment Agreement [Member] | Chief Operating Officer [Member] | Restricted Stock [Member]
Number of common shares post merger			1,440,000
Number of common shares pre merger			720,000
Description of vesting			These shares are restricted and vest October 29, 2016.
Placement Agent Agreement [Member] | Warrant [Member]
Number of exercisable shares			717,600
Warrants exercise price (in dollars per share)			$ 0.625
Warrant term			5 years
Number of exercisable warrants unit			717,600
QPAGOS Corporation - Parent Company [Member]
Common stock, authorized					50,000,000	50,000,000	50,000,000
Common stock par value (in dollars per share)					$ 0.001	$ 0.001	$ 0.001
Common stock, issued					22,392,000	22,392,000	4,619,314
Common stock, outstanding					22,392,000	22,392,000	4,619,314
Share based expenses						$ 166,715
Preferred stock, authorized					10,000,000	10,000,000
Preferred stock par value (in dollars per share)					$ 0.001	$ 0.001
Common stock, par value					$ 0.001	$ 0.001	$ 0.001
Proceeds on common stock issued, net of expenses						$ 2,601,300
Share issue expenses						388,700
Value for number of conversion of debt into equity						2,909,423
Notes payable					$ 103,320	$ 103,320	$ 2,324,422
QPAGOS Corporation - Parent Company [Member] | Convertible Notes Payable [Member]
Number of capital stock converted into common stock						14,547,111
Value for number of conversion of debt into equity						$ 2,909,423
Notes payable							2,324,422
QPAGOS Corporation - Parent Company [Member] | Debt Holders [Member]
Share issued per share (in dollars per share)					$ 0.20	$ 0.20
Number of capital stock converted into common stock						14,547,111
QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Share based expenses						$ 288,000	$ 0
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of common stock exercisable					3,109,600	3,109,600
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Intrinsic value of warrant outstanding					$ 0	$ 0	$ 0
QPAGOS Corporation - Parent Company [Member] | Consultants and Advisors [Member]
Number of share issued for services						3,292,889
Share issued per share (in dollars per share)					$ 0.20	$ 0.20
QPAGOS Corporation - Parent Company [Member] | Consulting Agreements [Member] | Reverse Merger Transaction [Member]
Number of capital stock converted into common stock						2,160,000
QPAGOS Corporation - Parent Company [Member] | Consulting Agreements [Member] | Gibbs Investment Holdings, Gibbs International, Eurosa, Inc. & Robert Skaff [Member] | Consulting Services [Member]
Number of share issued for services	2,572,500
Share issued per share (in dollars per share)	$ 0.79
QPAGOS Corporation - Parent Company [Member] | Employment Agreement [Member] | Mr. Gaston Pereira [Member] | Restricted Stock [Member]
Description of vesting						These shares are restricted and vest October 29, 2016.
Number of common stock issued						1,440,000
QPAGOS Corporation - Parent Company [Member] | Employment Agreement [Member] | Chief Operating Officer [Member] | Restricted Stock [Member]
Description of vesting						These shares are restricted and vest October 29, 2016.
Number of common stock issued						720,000
QPAGOS Corporation - Parent Company [Member] | Private Placement Agreement And Individual Securities Purchase Agreements [Member] | Warrant [Member] | Investor [Member]
Number of pre-merger common units					2,392,000	2,392,000
Common shares per unit (in dollars per share)					$ 1.25	$ 1.25
Description of each unit					Each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $1.25 per share.
QPAGOS Corporation - Parent Company [Member] | Private Placement Agreement And Individual Securities Purchase Agreements [Member] | Placement Agent [Member] | Warrant [Member]
Description of each unit					The placement agent was also issued five year warrants to purchase 538,200 units to purchase shares of common stock at an exercise price of $1.25 per unit.
QPAGOS Corporation - Parent Company [Member] | Share Exchange Agreement [Member]
Percentage of majority stockholders									99.996%
Percentage of outstanding shares									99.99%
QPAGOS Corporation - Parent Company [Member] | Private Placement Agreement [Member] | Placement Agent [Member]
Percentage of fee received on gross proceeds		10.00%
Percentage of expense recovery fee		3.00%
Description of issuance of warrrants		The Placement Agent was issued warrants equal to 15% of the total number of shares issued to the investors, on the same terms and conditions of those units issued to investors.
QPAGOS Corporation - Parent Company [Member] | Private Placement Agreement [Member] | Placement Agent [Member] | Warrant [Member]
Number of pre-merger common units					358,800	358,800
Common shares per unit (in dollars per share)					$ 1.25	$ 1.25
Description of each unit					Each consisting of one share of Common stock and a five year warrant exercisable for 358,800 shares of Common Stock at an exercise price of $1.25 per share.
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Description of ratio of shares converted	Ratio of 2 to 1
Number of share converted	5,145,000
Percentage of majority stockholders			100.00%
Date of acquisition agreement			May 12, 2016
Notes payable			$ 106,312		$ 103,320	$ 103,320
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Subsequent Event [Member]
Percentage of outstanding shares								91.00%
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Warrant [Member]
Common stock par value (in dollars per share)			$ 0.0001
Intrinsic value of warrant outstanding			$ 0
Common stock, par value			$ 0.0001
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Private Placement Agreement And Individual Securities Purchase Agreements [Member] | Investor [Member]
Number of pre-merger common units					2,392,000	2,392,000
Common shares per unit (in dollars per share)					$ 1.25	$ 1.25
Description of each unit					Each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock of Qpagos Corporation at an exercise price of $1.25 per share.
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Placement Agent Agreement [Member] | Warrant [Member]
Number of pre-merger common units			358,800
Common shares per unit (in dollars per share)			$ 1.25
Description of each unit			Each consisting of one share of common stock of Qpagos Corporation and one five year warrant exercisable for a total of 358,800 pre-Merger shares of common stock of Qpagos Corporation at an exercise price of $0.625 per share.
Warrant term			5 years
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Share Exchange Agreement [Member]
Percentage of majority stockholders									99.996%
Percentage of outstanding shares									99.99%
Qpagos Coporation and Redpag Electronics [Member] | Consulting Agreements [Member] | Reverse Merger Transaction [Member]
Number of share issued for services						2,459,314